Consumer Loans Receivable, net (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, beginning of period	2,783	511
Provisions made for loan losses	31,004	2,559
Charge-offs	(7,408)	(287)
Effect of foreign exchange translation	18	0
Balance, end of period	26,397	2,783